Quarterly Report
November 30, 2021
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 0.2%
Bharat Electronics Ltd.	45,085	$121,613
Airlines – 0.1%
Grupo Aeroportuario del Sureste, “B”	2,920	$53,495
Alcoholic Beverages – 1.9%
Ambev S.A.	75,900	$216,824
China Resources Beer Holdings Co. Ltd.	24,000	195,691
Jiangsu Yanghe Brewery JSC Ltd.	11,000	300,088
Kweichow Moutai Co. Ltd., “A”	1,300	393,964
		$1,106,567
Apparel Manufacturers – 0.8%
Bosideng International Holdings Ltd.	210,000	$146,492
Li Ning Co. Ltd.	19,000	214,071
LPP S.A.	31	100,988
		$461,551
Automotive – 4.7%
BAIC Motor Corp. Ltd., “H”	524,000	$216,373
BYD Co. Ltd.	10,000	390,194
Ford Otomotiv Sanayi A.S.	8,437	151,627
Hero MotoCorp Ltd.	13,840	449,597
Kia Corp.	5,582	367,781
Mahindra & Mahindra Ltd.	42,045	467,431
Maruti Suzuki India Ltd.	2,182	205,209
Sinotruk Hong Kong Ltd.	88,000	129,779
Yutong Bus Co. Ltd., “A”	94,890	164,426
Zhongsheng Group Holdings Ltd.	16,000	131,623
		$2,674,040
Biotechnology – 0.9%
Hugel, Inc. (a)	1,362	$164,414
WuXi Biologics (Cayman), Inc. (a)	25,500	347,282
		$511,696
Brokerage & Asset Managers – 0.3%
Moscow Exchange MICEX-RTS PJSC	76,930	$157,654
Business Services – 2.7%
HCL Technologies Ltd.	3,860	$58,484
Tata Consultancy Services Ltd.	23,118	1,085,618
Tech Mahindra Ltd.	18,213	371,812
		$1,515,914
Computer Software – 2.9%
Kingsoft Corp.	49,200	$211,548
NAVER Corp.	1,786	575,962
NetEase.com, Inc., ADR	8,067	869,058
		$1,656,568

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.8%
Hon Hai Precision Industry Co. Ltd.	210,000	$776,690
Lenovo Group Ltd.	326,000	330,968
Samsung Electronics Co. Ltd.	45,818	2,765,654
		$3,873,312
Conglomerates – 0.5%
CITIC Pacific Ltd.	314,000	$281,593
Construction – 1.4%
Anhui Conch Cement Co. Ltd.	56,500	$255,126
CEMEX S.A.B. de C.V. (a)	506,760	314,325
LG Electronics, Inc.	1,061	102,374
Techtronic Industries Co. Ltd.	6,000	122,638
		$794,463
Consumer Products – 0.4%
AmorePacific Corp.	1,877	$249,661
Consumer Services – 0.5%
HeadHunter Group PLC	1,647	$90,502
Localiza Rent a Car S.A.	18,900	171,826
		$262,328
Electrical Equipment – 0.2%
Contemporary Amperex Technology Co. Ltd., “A”	1,200	$128,077
Electronics – 12.3%
E Ink Holdings, Inc.	180,000	$803,872
MediaTek, Inc.	11,000	395,975
Novatek Microelectronics Corp.	19,000	312,937
Realtek Semiconductor Corp.	11,000	216,057
Silergy Corp.	1,000	168,063
Silicon Motion Technology Corp., ADR	4,977	343,562
Taiwan Semiconductor Manufacturing Co. Ltd.	209,000	4,446,466
United Microelectronics Corp.	121,000	272,447
		$6,959,379
Energy - Independent – 1.5%
China Shenhua Energy Co. Ltd.	225,500	$465,334
Hindustan Petroleum Corp. Ltd.	48,739	190,762
Reliance Industries Ltd.	6,713	215,992
		$872,088
Energy - Integrated – 3.8%
China Petroleum & Chemical Corp.	1,382,000	$604,337
Gazprom PJSC	10,407	47,529
LUKOIL PJSC, ADR	10,372	900,010
MOL Hungarian Oil & Gas PLC	31,375	235,577
PetroChina Co. Ltd.	876,000	378,289
		$2,165,742
Engineering - Construction – 1.0%
Doosan Bobcat, Inc. (a)	7,877	$238,400
Fibra Uno Administracion S.A. de C.V., REIT	148,098	136,063
Sany Heavy Industry Co. Ltd., “A”	26,700	91,778
Zoomlion Heavy Industry Science and Technology Co., Ltd.	142,200	93,365
		$559,606

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Gruma S.A.B. de C.V.	17,360	$210,425
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	88,264	537,822
JBS S.A.	65,821	417,393
		$1,165,640
Food & Drug Stores – 0.2%
Sendas Distribuidora S.A.	47,400	$107,500
Gaming & Lodging – 0.4%
Genting Berhad	93,300	$97,476
OPAP S.A.	7,578	105,451
		$202,927
General Merchandise – 1.4%
Bim Birlesik Magazalar A.S.	39,300	$199,252
Walmart de Mexico S.A.B. de C.V.	195,014	612,804
		$812,056
Insurance – 3.7%
China Pacific Insurance Co. Ltd.	162,800	$471,823
PICC Property & Casualty Co. Ltd.	284,000	242,919
Ping An Insurance Co. of China Ltd., “H”	121,500	836,670
Samsung Fire & Marine Insurance Co. Ltd.	3,168	538,712
		$2,090,124
Internet – 7.7%
Alibaba Group Holding Ltd., ADR (a)	11,052	$1,409,462
Allegro.eu S.A. (a)	19,598	187,835
Tencent Holdings Ltd.	46,900	2,762,998
		$4,360,295
Leisure & Toys – 1.3%
Giant Manufacturing Co. Ltd.	18,000	$199,761
Naspers Ltd.	2,775	428,897
NCsoft Corp.	224	127,969
		$756,627
Machinery & Tools – 0.3%
AirTAC International Group	5,325	$161,202
Major Banks – 4.2%
ABSA Group Ltd.	44,755	$374,320
Bank of China Ltd.	1,562,000	541,162
Bank of Communications Co. Ltd.	423,000	246,271
China Construction Bank Corp.	1,437,000	932,100
Industrial & Commercial Bank of China, “H”	377,000	199,184
Nedbank Group Ltd.	7,717	79,533
		$2,372,570
Medical & Health Technology & Services – 0.3%
Dr. Sulaiman Al Habib Medical Services Group	3,385	$148,155
Metals & Mining – 3.9%
Alrosa PJSC	155,130	$269,465
Aluminum Corp. of China Ltd. (a)	202,000	98,882
China Hongqiao Group Ltd.	233,000	223,819
Hindalco Industries Ltd.	28,555	155,412
Hyundai Steel Co.	4,179	130,748
Kumba Iron Ore Ltd.	7,496	211,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – continued
POSCO	1,901	$419,488
Tata Steel Ltd.	21,436	306,230
Vale S.A.	31,300	389,451
		$2,205,033
Network & Telecom – 0.4%
VTech Holdings Ltd.	30,600	$252,907
Other Banks & Diversified Financials – 10.7%
Al Rajhi Bank	8,259	$291,033
BNK Financial Group, Inc.	31,248	210,820
Chailease Holding Co.	98,650	865,223
China Merchants Bank Co. Ltd.	31,000	239,715
Hana Financial Group, Inc.	11,762	392,567
HDFC Bank Ltd., ADR	7,962	521,272
Housing Development Finance Corp. Ltd.	13,193	469,262
KB Financial Group, Inc.	12,067	536,356
Komercni Banka A.S.	3,041	116,256
Kotak Mahindra Bank Ltd.	5,172	135,469
Muthoot Finance Ltd.	12,014	227,995
PT Bank Central Asia Tbk	245,000	124,446
Sberbank of Russia PJSC, ADR	56,454	954,637
SK Square Co. Ltd. (a)	1,350	77,279
TCS Group Holding PLC, GDR	4,762	455,914
Tisco Financial Group PCL	165,500	437,110
		$6,055,354
Pharmaceuticals – 3.2%
Ajanta Pharma Ltd.	8,718	$241,318
China Medical System Holdings Ltd.	157,000	257,059
Chongqing Zhifei Biological Products Co. Ltd., “A”	5,800	117,326
CSPC Pharmaceutical Group Ltd.	84,000	87,038
Divi's Laboratories Ltd.	2,982	195,366
Gedeon Richter PLC	9,027	239,523
Genomma Lab Internacional S.A., “B”	199,961	167,392
Sinopharm Group Co. Ltd., “H”	41,600	90,370
Sun Pharmaceutical Industries Ltd.	29,886	299,685
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., “A”	1,500	105,240
		$1,800,317
Railroad & Shipping – 0.9%
China Cosco Holdings (a)	161,750	$276,705
Evergreen Marine Corp. (Taiwan) Ltd.	60,000	262,798
		$539,503
Real Estate – 1.0%
Aldar Properties PJSC	272,635	$298,384
DFL Ltd.	22,388	111,653
Emaar Properties PJSC	44,914	57,348
Hopson Development Holdings Ltd.	39,010	95,049
		$562,434
Restaurants – 1.4%
Yum China Holdings, Inc.	15,332	$768,133
Specialty Chemicals – 2.7%
Asian Paints Ltd.	5,330	$222,385
Kingboard Holdings Ltd.	40,500	202,714
Lotte Chemical Corp.	1,662	282,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Orbia Advance Corp. S.A.B. de C.V.	61,689	$143,675
PTT Global Chemical PLC	273,400	456,377
Sahara International Petrochemical Co.	22,825	233,932
		$1,541,448
Specialty Stores – 3.4%
Cencosud S.A.	94,980	$151,532
JD.com, Inc., ADR (a)	11,166	939,172
Meituan, “B” (a)	24,300	741,652
Momo.com, Inc.	2,000	126,596
		$1,958,952
Telecommunications - Wireless – 0.8%
LG Uplus Corp.	9,390	$106,720
MTN Group Ltd. (a)	24,394	246,027
SK Telecom Co. Ltd.	2,089	95,842
		$448,589
Telephone Services – 2.8%
Hellenic Telecommunications Organization S.A.	39,394	$681,544
KT Corp., ADR	16,091	204,195
PT Telekom Indonesia	2,447,900	683,954
		$1,569,693
Utilities - Electric Power – 2.9%
Energisa S.A., IEU	62,500	$505,728
ENGIE Energía Brasil S.A.	22,465	153,967
Equatorial Energia S.A.	91,900	368,950
NTPC Ltd.	110,427	186,311
Saudi Electricity Co.	16,676	104,903
Terna Participacoes S.A., IEU	54,432	348,850
		$1,668,709
Total Common Stocks		$55,953,515
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	3,311	$179,002
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.05% (v)	696,223	$696,223

Other Assets, Less Liabilities – (0.1)%		(35,404)
Net Assets – 100.0%		$56,793,336
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $696,223 and $56,132,517, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$11,833,340	$6,929,401	$—	$18,762,741
Taiwan	343,562	9,008,087	—	9,351,649
South Korea	1,452,384	6,313,925	—	7,766,309
India	3,687,927	2,550,949	—	6,238,876
Russia	1,501,053	1,374,658	—	2,875,711
Brazil	2,680,489	—	—	2,680,489
Mexico	1,638,179	—	—	1,638,179
South Africa	428,897	911,418	—	1,340,315
Thailand	437,110	456,377	—	893,487
Other Countries	3,186,813	1,397,948	—	4,584,761
Mutual Funds	696,223	—	—	696,223
Total	$27,885,977	$28,942,763	$—	$56,828,740
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,073,195	$4,043,338	$4,420,310	$—	$—	$696,223
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
China	33.1%
Taiwan	16.5%
South Korea	13.7%
India	11.0%
Russia	5.1%
Brazil	4.7%
Mexico	2.9%
South Africa	2.4%
Thailand	1.6%
Other Countries	9.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.